Fees Summary	Dec. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 963,000
Previously Paid Amount	0.00
Total Fee Amount	132.99
Total Offset Amount	0.00
Net Fee	132.99
Narrative - Max Aggregate Offering Price	$ 963,000
Final Prospectus	true